FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
December 31, 2025	Level	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible Notes	3	—	—	$1,146,236
Forward Purchase Agreement liabilities	3	—	—	95,662
Derivative liability	3	—	—	$40,954

SCHEDULE OF CONVERTIBLE NOTES

The key inputs of the models used to value the Company’s February 2025 Convertible Debentures as of December 31, 2025 were:

Inputs	December 31, 2025
Term remaining - years	0.13
Share price	0.13
Debt rate	12.49%

SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES

The change in the fair value of the convertible notes measured using Level 3 inputs is summarized as follow:

February Notes
Balance, December 31, 2024	$—
Fair value at issuance	3,000,000
Paid-in-kind interest	217,438
OID amortized	711,996
Repayment of Note	(3,032,645)
Change in fair value	249,447
Balance, December 31, 2025	$1,146,236

SCHEDULE OF FAIR VALUE FORWARD PURCHASE AGREEMENT LIABILITIES

The change in the fair value of the forward purchase agreement liabilities measured using Level 3 inputs is summarized as follows:

Forward purchase agreement liabilities - ELOC Agreement

Balance, December 31, 2024	$-
Assumed in Reverse Recapitalization	49,034
Change in fair value	(39,133)
Termination of agreement	(9,901)
Forward purchase agreement at December 31, 2025	$-

Forward purchase agreement liabilities - Second ELOC Agreement

Balance, December 31, 2024	$-
Initial recognition of liability	95,062
Change in fair value	600
Forward purchase agreement liability at December 31, 2025	$95,662

SCHEDULE OF KEY INPUTS OF MODELS USED TO VALUE DERIVATIVE LIABILITY

The key inputs of the models used to value the Company’s derivative liability as of December 31, 2025 were:

Inputs	December 31, 2025
Term Remaining - Years	0.14 - 0.39
Share Price	$0.10- $0.42
Risk Free Rate	3.52% - 3.92%

SUMMARY OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY

The change in the fair value of the derivative liability measured using Level 3 inputs is summarized as follows

For the Year ended
December 31, 2025
Balance, December 31, 2024	$-
Initial recognition	4,101,583
Conversion of shares	(3,985,147)
Change in fair value	(75,482)
Derivative liability at December 31, 2025	$40,954